Organization and Summary of Significant Accounting Policies (Details) - Schedule of Condensed Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Condensed Statement of Operations [Abstract]
Net loss	$ (374,855)	$ (386,732)	$ (843,539)	$ (1,709,339)	$ 1,127,612	$ 2,500,184
Accretion of temporary equity to redemption value	(301,576)	(1,195,374)	(609,172)	(2,294,875)	1,733,440	6,470,389
Net loss including accretion of temporary equity to redemption value	$ (676,431)	$ (1,582,106)	$ (1,452,711)	$ (4,004,214)	$ 2,861,052	$ 8,970,573